WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	CHINA — 72.4%
63,900	Angel Yeast Co., Ltd. - Class A	$421,401
19,880	Asymchem Laboratories Tianjin Co., Ltd. - Class H	270,989
2,218	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	104,671
32,289	Beijing United Information Technology Co., Ltd. - Class A	440,519
6,300	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	164,658
136,500	China Mengniu Dairy Co., Ltd.*	634,178
33,040	Hongfa Technology Co., Ltd. - Class A	201,652
21,467	Huali Industrial Group Co., Ltd. - Class A	188,045
44,880	Hundsun Technologies, Inc. - Class A*	283,299
1,600	Kweichow Moutai Co., Ltd. - Class A	450,802
47,000	Li Ning Co., Ltd.	381,247
3,513	Pinduoduo, Inc. - ADR*	172,172
37,200	Ping An Insurance Group Co. of China Ltd. - Class H	218,626
25,101	Qingdao Haier Biomedical Co., Ltd. - Class A	259,257
24,784	Qingdao Hiron Commercial Cold Chain Co., Ltd. - Class A	118,921
15,800	Rianlon Corp. - Class A	107,361
32,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	154,490
79,900	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	213,474
44,200	Shenzhou International Group Holdings Ltd.	464,903
6,880	Silergy Corp.	128,755
20,950	Tencent Holdings Ltd.	809,693
26,064	WuXi AppTec Co., Ltd. - Class H	315,744
9,800	Xiamen Faratronic Co., Ltd. - Class A	304,140
59,100	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	212,996
48,110	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	232,522
13,651	ZTO Express Cayman, Inc. - ADR	349,329
		7,603,844
	HONG KONG — 16.4%
71,551	AIA Group Ltd.	718,848
405,000	China Overseas Property Holdings Ltd.	423,285
3,700	Hong Kong Exchanges & Clearing Ltd.	169,795
37,200	Techtronic Industries Co., Ltd.	412,794
		1,724,722
	TAIWAN — 6.6%
8,104	Airtac International Group*	222,145
50,000	Sinbon Electronics Co., Ltd.	464,360
		686,505
	TOTAL COMMON STOCKS
	(Cost $11,832,480)	10,015,071

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.1%
$538,870	UMB Bank Demand Deposit, 1.48%[1]	$538,870
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $538,870)	538,870
	TOTAL INVESTMENTS — 100.5%
	(Cost $12,371,350)	10,553,941
	Liabilities in Excess of Other Assets — (0.5)%	(55,612)
	TOTAL NET ASSETS — 100.0%	$10,498,329

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.